Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (115,373)	$ (79,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,037	5,502
Stock-based compensation	28,792	6,322
Change in fair value of derivative and warrant liability	606	4,920
Amortization of debt issuance costs	2,287	4,746
Non-cash lease amortization	3,307	3,586
Deferred income taxes	2,114	113
Changes in operating assets and liabilities:
Accounts receivable, net	(1,354)	1,515
Prepaid expenses	(1,238)	(168)
Other current assets	299	(917)
Contract assets	(8,658)
Other assets	(539)	(1,470)
Accounts payable	302	424
Accrued liabilities	116	3,671
Operating lease liabilities	(4,030)	(3,565)
Deferred revenue	(7,646)	(10,281)
Other liabilities	2,959	(1,035)
Net cash used in operating activities	(94,019)	(66,177)
Cash flows from investing activities:
Purchases of property and equipment	(1,329)	(636)
Net cash used in investing activities	(1,329)	(636)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance costs		14,905
Proceeds from note payable, net of issuance costs		29,833
Proceeds from the issuance of common stock upon exercise of options	4,160	2,490
Proceeds from Business Combination and PIPE, net of transaction costs	90,689
Payments on notes payable	(11,545)
Payments on finance leases	(1,303)	(2,575)
Net cash provided by financing activities	82,001	44,653
Net change in cash, cash equivalents, and restricted cash equivalents	(13,347)	(22,160)
Cash, cash equivalents, and restricted cash equivalents, beginning of year	22,822	44,982
Cash, cash equivalents, and restricted cash equivalents, end of year	9,475	22,822
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	9,245	21,626
Current portion of restricted cash equivalents		460
Non-current portion of restricted cash equivalents	230	736
Total cash, cash equivalents, and restricted cash equivalents shown in the consolidated statements of cash flows	9,475	22,822
Supplemental disclosures of cash flow information:
Cash paid for interest	4,364	2,631
Cash paid for income taxes	1,044	263
Noncash investing and financing activities:
Operating lease liabilities and right-of-use assets through adoption of ASC 842		11,428
Operating lease liabilities arising from obtaining right-of-use assets	650	3,422
Property and equipment acquired under finance leases or debt		584
Conversion of convertible note into common stock pursuant to Business Combination	20,239
Conversion of redeemable convertible preferred stock to common stock pursuant to Business Combination	279,503
Debt discount through issuance of common stock warrants		3,842
Non-cash debt discount		525
Issues of series C redeemable convertible preferred stock for exercise of warrants		$ 5,816